Expected Future Benefit Payments (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2016	¥ 33,728
2017	34,297
2018	35,738
2019	39,062
2020	41,110
2021 - 2025	220,839
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2016	13,457
2017	14,003
2018	14,572
2019	15,296
2020	15,857
2021 - 2025	¥ 88,350